Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31,	December 31,
	2022	2021
Accounts receivable (including related party of $16,023 and $21,852 at March 31, 2022 and December 31, 2021, respectively)	$26,953	$32,800
Less:
Allowance for discounts	—	—
Accounts receivable, net	$26,953	$32,800

For the three months ended March 31, 2022 and 2021, bad debt expense (recovery), was $0 and $0, respectively.

Note 4 – Accounts Receivable

Accounts receivable at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable (including related party of $21,852 and $135,687 at December 31, 2021 and 2020, respectively)	$32,800	$152,759
Less:
Allowance for discounts	—	(1,396)
Accounts receivable, net	$32,800	$151,363

For the years ended December 31, 2021 and 2020, bad debt expense was $6,554 and $16,165, respectively.